Document and Entity Information	Nov. 06, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity File Number	001-37625
Entity Registrant Name	Voyager Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3003182
Entity Address, Address Line One	75 Sidney Street
Entity Address, State or Province	MA
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02139
City Area Code	857
Local Phone Number	259-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VYGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001640266
Amendment Flag	false